Business Acquisitions - Summary of Preliminary Value Allocated to Purchase Price (Details) - CAD ($)	Dec. 31, 2019	May 01, 2019	Mar. 13, 2019
Disclosure Of Business Combinations [Line Items]
Contingent consideration		$ 5,300	$ 2,300,000
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Issuance of common shares			2,601,000
Contingent consideration			2,279,000
Total Purchase Price	$ 4,880,000		$ 4,880,000